Virtus Tax-Exempt Bond Fund,

a series of Virtus Insight Trust

Supplement dated June 15, 2012 to the

Summary Prospectus and Statutory Prospectus dated May 1, 2012

Effective June 15, 2012, Newfleet is the subadviser to the fund. Accordingly, the fund’s principal investment strategies, risks, and subadvisory fee structure have been modified. These and other changes to the fund’s current prospectuses are more fully described below and are effective as of June 15, 2012.

The Principal Investment Strategies described in the fund’s summary prospectus and in the summary section of the statutory prospectus are hereby replaced with the following:

The fund seeks to generate high current income exempt from federal income tax by investing in a diversified portfolio of municipal bonds with varying maturities. The management team focuses on high quality tax-exempt municipal bonds, gauging the value of a security by issue type, credit quality, and bond structure.

Under normal circumstances, as a matter of fundamental policy, the fund invests at least 80% of its assets in municipal bonds, the income from which is exempt from federal income tax. The portion of the fund’s assets not invested in tax-exempt securities may be invested in taxable fixed income securities. Income from these investments may be subject to federal, state, and local taxes.